UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   Form N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-01976

                               Sequoia Fund, Inc.
               (Exact name of registrant as specified in charter)

              767 Fifth Avenue, Suite 4701, New York, NY 10153-4798
               (Address of principal executive offices) (Zip code)

                               Robert D. Goldfarb
                           Ruane, Cunniff & Goldfarb Inc.
                                767 Fifth Avenue
                                   Suite 4701
                          New York, New York 10153-4798
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 832-5280

                      Date of fiscal year end: December 31

                   Date of reporting period: June 30, 2007

ITEM 1.  REPORTS TO STOCKHOLDERS.

SEMI-ANNUAL
REPORT
(UNAUDITED)
JUNE 30, 2007

                               SEQUOIA FUND, INC.
                ILLUSTRATION OF AN ASSUMED INVESTMENT OF $10,000
               WITH INCOME DIVIDENDS REINVESTED AND CAPITAL GAINS
                        DISTRIBUTIONS ACCEPTED IN SHARES

The table below covers the period from July 15, 1970 (the date Fund shares were first offered to the public) to June 30, 2007. This period was one of widely fluctuating common stock prices. The results shown should not be considered as a representation of the dividend income or capital gain or loss which may be realized from an investment made in the Fund today.

                 VALUE OF       VALUE OF      VALUE OF
                  INITIAL      CUMULATIVE    CUMULATIVE     TOTAL
                  $10,000    CAPITAL GAINS   REINVESTED    VALUE OF
PERIOD ENDED:   INVESTMENT   DISTRIBUTIONS    DIVIDENDS     SHARES
-------------   ----------   -------------   ----------   ----------
July 15, 1970    $ 10,000     $       --      $     --    $   10,000
 May 31, 1971      11,750             --           184        11,934
 May 31, 1972      12,350            706           451        13,507
 May 31, 1973       9,540          1,118           584        11,242
 May 31, 1974       7,530          1,696           787        10,013
 May 31, 1975       9,490          2,137         1,698        13,325
 May 31, 1976      12,030          2,709         2,654        17,393
 May 31, 1977      15,400          3,468         3,958        22,826
Dec. 31, 1977      18,420          4,617         5,020        28,057
Dec. 31, 1978      22,270          5,872         6,629        34,771
Dec. 31, 1979      24,300          6,481         8,180        38,961
Dec. 31, 1980      25,040          8,848        10,006        43,894
Dec. 31, 1981      27,170         13,140        13,019        53,329
Dec. 31, 1982      31,960         18,450        19,510        69,920
Dec. 31, 1983      37,110         24,919        26,986        89,015
Dec. 31, 1984      39,260         33,627        32,594       105,481
Dec. 31, 1985      44,010         49,611        41,354       134,975
Dec. 31, 1986      39,290         71,954        41,783       153,027
Dec. 31, 1987      38,430         76,911        49,020       164,361
Dec. 31, 1988      38,810         87,760        55,946       182,516
Dec. 31, 1989      46,860        112,979        73,614       233,453
Dec. 31, 1990      41,940        110,013        72,633       224,586
Dec. 31, 1991      53,310        160,835       100,281       314,426
Dec. 31, 1992      56,660        174,775       112,428       343,863
Dec. 31, 1993      54,840        213,397       112,682       380,919
Dec. 31, 1994      55,590        220,943       117,100       393,633
Dec. 31, 1995      78,130        311,266       167,129       556,525
Dec. 31, 1996      88,440        397,099       191,967       677,506
Dec. 31, 1997     125,630        570,917       273,653       970,200
Dec. 31, 1998     160,700        798,314       353,183     1,312,197
Dec. 31, 1999     127,270        680,866       286,989     1,095,125
Dec. 31, 2000     122,090        903,255       289,505     1,314,850
Dec. 31, 2001     130,240      1,002,955       319,980     1,453,175
Dec. 31, 2002     126,630        976,920       311,226     1,414,776
Dec. 31, 2003     147,610      1,146,523       362,790     1,656,923
Dec. 31, 2004     154,270      1,200,687       379,159     1,734,116
Dec. 31, 2005     155,450      1,331,529       382,059     1,869,038
Dec. 31, 2006     152,750      1,496,788       375,422     2,024,960
June 30, 2007     156,120      1,603,041       383,705     2,142,866

The total amount of capital gains distributions accepted in shares was $1,004,644, the total amount of dividends reinvested was $116,740.

No adjustment has been made for any taxes payable by shareholders on capital gain distributions and dividends reinvested in shares.

TO THE SHAREHOLDERS OF
SEQUOIA FUND, INC.

Dear Shareholder:

     Sequoia Fund's results for the second quarter of 2007 are shown below with comparable results for the leading market indexes:

                                        DOW JONES    STANDARD &
TO JUNE 30, 2007        SEQUOIA FUND   INDUSTRIALS   POOR'S 500
                        ------------   -----------   ----------
3 Months                    5.19%          9.11%        6.28%
6 Months                    5.82%          8.76%        6.96%
1 Year                     13.76%         23.04%       20.59%
5 Years (Annualized)        8.43%         10.19%       10.70%
10 Years (Annualized)       9.79%          7.84%        7.13%

          The performance shown above represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown.

          THE S&P 500 INDEX IS AN UNMANAGED, CAPITALIZATION-WEIGHTED INDEX OF THE COMMON STOCKS OF 500 MAJOR US CORPORATIONS. THE DOW JONES INDUSTRIAL AVERAGE IS AN UNMANAGED, PRICE-WEIGHTED INDEX OF 30 ACTIVELY TRADED BLUE CHIP STOCKS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND ASSUMES REINVESTMENT OF DIVIDENDS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YEAR TO DATE PERFORMANCE AS OF THE MOST RECENT MONTH END CAN BE OBTAINED BY CALLING DST SYSTEMS, INC. AT (800) 686-6884.

                                   ----------

     We are providing you with a copy of the transcript of the Ruane, Cunniff & Goldfarb Inc. and Sequoia Fund "Annual Investor Day 2007" meeting which was held on May 18th.

     Currently, capital gain distributions will be about $11.35 per share assuming no further gains or losses. The actual capital gains distribution in December may vary from this figure depending on the sales activity during the rest of the year. We will do our best to keep you informed of any material changes to this amount.

                                   Sincerely,


/s/ Richard T. Cunniff       /s/ Robert D. Goldfarb     /s/ David M. Poppe
---------------------------  -------------------------  ------------------------
    Richard T. Cunniff           Robert D. Goldfarb           David M. Poppe
      Vice Chairman                   President         Executive Vice President

August 1, 2007

                          FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

The Fund does not impose any sales charges, exchange fees or redemption fees.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

                         ANNUAL FUND OPERATING EXPENSES

                  Management Fees                        1.00%
                  Other Expenses                         0.03%
                                                         ----
                  Total Annual Fund Operating Expenses   1.03%
                  Expense Reimbursement*                 0.03%
                                                         ----
                  Net Expenses                           1.00%
                                                         ====

* REFLECTS RUANE, CUNNIFF & GOLDFARB INC.'S ("RUANE, CUNNIFF & GOLDFARB") CONTRACTUAL REIMBURSEMENT OF A PORTION OF THE FUND'S OPERATING EXPENSES. THIS REIMBURSEMENT IS A PROVISION OF RUANE, CUNNIFF & GOLDFARB'S INVESTMENT ADVISORY AGREEMENT WITH THE FUND AND THE REIMBURSEMENT WILL BE IN EFFECT ONLY SO LONG AS THAT INVESTMENT ADVISORY AGREEMENT IS IN EFFECT.

                                   ----------

SHAREHOLDER EXPENSE EXAMPLE

     As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2007 to June 30, 2007).

ACTUAL EXPENSES

     The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds.

                                                                 EXPENSES
                             BEGINNING          ENDING         PAID DURING
                              ACCOUNT          ACCOUNT           PERIOD*
                               VALUE            VALUE        JANUARY 1, 2007
                          JANUARY 1, 2007   JUNE 30, 2007   TO JUNE 30, 2007
                          ---------------   -------------   -----------------
Actual                        $1,000          $1,058.20           $5.10
Hypothetical
   (5% return per year
   before expenses)           $1,000          $1,019.84           $5.01

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO OF 1.00%, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

     The table below shows the changes of the Fund's major positions for the period ended June 30, 2007:

                       % OF ASSETS   % OF ASSETS
POSITION                6/30/2007     12/31/2006
--------------------   -----------   -----------
Berkshire Hathaway         24.9%        27.0%
Mohawk Industries           9.0%         6.8%
Progressive Corp.           7.1%        14.3%
TJX Companies Inc.          5.7%         6.0%
Bed Bath & Beyond           4.9%         5.3%
Porsche AG                  4.6%         3.4%
                           ----         ----
   Top six positions       56.2%        62.8%
                           ====         ====

                               SEQUOIA FUND, INC.
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2007 (UNAUDITED)

COMMON STOCKS (88.62%)

                                                                      VALUE
   SHARES                                                            (NOTE 1)
------------                                                      --------------
               AUTO PARTS (1.70%)
   1,699,697   O'Reilly Automotive Inc. *                         $   62,123,925
                                                                  --------------
               AUTOMOTIVE MANUFACTURING (4.64%)
      95,028   Porsche AG (Germany) (a)                              170,023,622
                                                                  --------------
               CASUALTY INSURANCE (7.13%)
  10,908,000   Progressive Corporation                               261,028,440
                                                                  --------------
               DIVERSIFIED COMPANIES (24.90%)
       8,326   Berkshire Hathaway Inc. Class A*                      911,488,850
          86   Berkshire Hathaway Inc. Class B*                          310,030
                                                                  --------------
                                                                     911,798,880
                                                                  --------------
               FINANCE (1.71%)
     376,378   MasterCard Inc.                                        62,429,819
                                                                  --------------
               FOOD - RETAIL (0.95%)
     907,000   Whole Foods Market Inc.                                34,738,100
                                                                  --------------
               FREIGHT TRANSPORTATION (5.50%)
   2,997,624   Expeditors International Inc.                         123,801,871
   4,000,000   Knight Transportation Inc.                             77,520,000
                                                                  --------------
                                                                     201,321,871
                                                                  --------------
               INDUSTRIAL & CONSTRUCTION SUPPLIES (4.63%)
   4,053,623   Fastenal Company                                      169,684,659
                                                                  --------------
               INSURANCE BROKERS (1.98%)
   2,888,441   Brown & Brown Inc.                                     72,615,407
                                                                  --------------
               PROCESS CONTROL INSTRUMENTS (0.79%)
     384,088   Danaher Corporation                                    28,998,644
                                                                  --------------
               RETAILING (21.73%)
   4,999,694   Bed Bath & Beyond Inc. *                              179,938,987
      39,797   Costco Wholesale Corporation                            2,328,920
   1,840,388   Lowe's Companies, Inc.                                 56,481,508
   2,212,730   Target Corporation                                    140,729,628
   7,629,153   TJX Companies, Inc.                                   209,801,707
   2,119,715   Walgreen Company                                       92,292,391
   2,359,006   Wal-Mart Stores, Inc.                                 113,491,779
                                                                  --------------
                                                                     795,064,920
                                                                  --------------

                                                                      VALUE
   SHARES                                                            (NOTE 1)
------------                                                      --------------
               TEXTILE - CARPETS (9.01%)
   3,273,926   Mohawk Industries Inc. *                           $  329,979,002
                                                                  --------------
               VETERINARY DIAGNOSTICS (3.95%)
   1,528,744   Idexx Laboratories Inc. *                             144,665,045
                                                                  --------------
               TOTAL COMMON STOCKS (COST $1,309,109,408)          $3,244,472,334
                                                                  --------------

  PRINCIPAL
   AMOUNT
------------
               U.S. GOVERNMENT OBLIGATIONS (11.26%)
$414,000,000   U.S. Treasury Bills due 7/26/2007
                  through 8/16/2007                                  412,213,120
                                                                  --------------
               TOTAL U.S. GOVERNMENT OBLIGATIONS
                  (Cost $412,213,120)                                412,213,120
                                                                  --------------
               TOTAL INVESTMENTS (99.88%)++
                  (Cost $1,721,322,528)                            3,656,685,454
               OTHER ASSETS LESS LIABILITIES (0.12%)                   4,501,657
                                                                  --------------
               NET ASSETS (100.00%)                               $3,661,187,111
                                                                  ==============

----------
++   The cost for federal income tax purposes is identical.

*    Non-income producing.

(a) The Fund is invested in preference shares of Porsche AG which possess the same economic interest as Porsche common stock but have no voting rights.

   The accompanying notes form an integral part of these Financial Statements

                               SEQUOIA FUND, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                            JUNE 30, 2007 (UNAUDITED)

ASSETS:
   Investments in securities, at value (cost $1,721,322,528) (Note 1)   $3,656,685,454
   Cash on deposit with custodian                                            7,954,437
   Receivable for capital stock sold                                           368,870
   Dividends receivable                                                         67,979
   Other assets                                                                 28,344
                                                                        --------------
      Total assets                                                       3,665,105,084
                                                                        --------------
LIABILITIES:
   Payable for capital stock repurchased                                       789,638
   Accrued investment advisory fee                                           2,988,164
   Accrued other expenses                                                      140,171
                                                                        --------------
      Total liabilities                                                      3,917,973
                                                                        --------------
Net assets applicable to 23,451,270 shares of capital stock
   outstanding (Note 4)                                                 $3,661,187,111
                                                                        ==============
Net asset value, offering price and redemption price per share          $       156.12
                                                                        ==============

   The accompanying notes form an integral part of these Financial Statements.

                               SEQUOIA FUND, INC.
                             STATEMENT OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 2007 (UNAUDITED)

INVESTMENT INCOME:
   Income:
      Dividends (net of $233,008 foreign tax withheld)                            $  6,279,695
      Interest                                                                       6,808,500
      Other income                                                                      35,666
                                                                                  ------------
         Total income                                                               13,123,861
                                                                                  ------------
   Expenses:
      Investment advisory fee (Note 2)                                              18,026,150
      Legal and auditing fees                                                           78,278
      Stockholder servicing agent fees                                                 247,308
      Custodian fees                                                                    40,000
      Directors fees and expenses (Note 6)                                             115,575
      Other                                                                             78,989
                                                                                  ------------
         Total expenses                                                             18,586,300
   Less expenses reimbursed by Investment Adviser (Note 2)                             487,000
                                                                                  ------------
         Net expenses                                                               18,099,300
                                                                                  ------------
         Net investment loss                                                        (4,975,439)
                                                                                  ------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
   Realized gain on:
      Investments                                                                  293,046,734
      Foreign currency transactions                                                      2,294
                                                                                  ------------
         Net realized gain on investments and foreign currencies                   293,049,028
   Net decrease in unrealized appreciation on:
      Investments                                                                  (81,402,665)
                                                                                  ------------
         Net realized and unrealized gain on investments and foreign currencies    211,646,363
                                                                                  ------------
Net increase in net assets from operations                                        $206,670,924
                                                                                  ============

   The accompanying notes form an integral part of these Financial Statements.

                               SEQUOIA FUND, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                  SIX MONTHS
                                                                 ENDED 6/30/07     YEAR ENDED
                                                                  (UNAUDITED)       12/31/06
                                                                --------------   --------------
INCREASE/(DECREASE) IN NET ASSETS:
   From operations:
      Net investment loss                                       $   (4,975,439)  $  (16,445,199)
      Net realized gain on investments and foreign currencies      293,049,028      541,619,787
      Net decrease in unrealized appreciation                      (81,402,665)    (239,222,412)
                                                                --------------   --------------
         Net increase in net assets from operations                206,670,924      285,952,176
   Distributions to shareholders from:
      Net investment income                                                  0                0
      Net realized gains                                          (126,266,574)    (340,945,549)
   Capital share transactions (Note 4)                             (19,027,267)      81,492,062
                                                                --------------   --------------
         Total increase                                             61,377,083       26,498,689
NET ASSETS:
   Beginning of period                                           3,599,810,028    3,573,311,339
                                                                --------------   --------------
   End of period                                                $3,661,187,111   $3,599,810,028
                                                                ==============   ==============
NET ASSETS CONSIST OF:
   Capital (par value and paid in surplus)                      $1,461,682,412   $1,456,986,196
   Undistributed net realized gains (Note 5)                       264,141,773      126,058,241
   Unrealized appreciation                                       1,935,362,926    2,016,765,591
                                                                --------------   --------------
      Total Net Assets                                          $3,661,187,111   $3,599,810,028
                                                                ==============   ==============

   The accompanying notes form an integral part of these Financial Statements.

                               SEQUOIA FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

     Sequoia Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The investment objective of the Fund is growth of capital from investments primarily in common stocks and securities convertible into or exchangeable for common stock. The following is a summary of significant accounting policies, consistently followed by the Fund in the preparation of its financial statements.

A. VALUATION OF INVESTMENTS: Investments are carried at market value or at fair value as determined by the Board of Directors. Securities traded on a national securities exchange or on a foreign exchange are valued at the last reported sales price on the principal exchange on which the security is listed on the last business day of the period; securities traded in the over-the-counter market are valued in accordance with NASDAQ Official Closing Price on the last business day of the period; listed securities and securities traded in the over-the-counter market for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices; U.S. Treasury Bills with remaining maturities of 60 days or less are valued at their amortized cost. U.S. Treasury Bills that when purchased have a remaining maturity in excess of sixty days are stated at their discounted value based upon the mean between the bid and asked discount rates until the sixtieth day prior to maturity, at which point they are valued at amortized cost.

     FOREIGN CURRENCIES: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of foreign portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

B. ACCOUNTING FOR INVESTMENTS: Investment transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Premiums and discounts on fixed income securities are amortized over the life of the respective security. The net realized gain or loss on security transactions is determined for accounting and tax purposes on the specific identification basis.

C. FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its stockholders. Therefore, no federal income tax provision is required.

D. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

E. GENERAL: Dividends and distributions are recorded by the Fund on the ex-dividend date.

F. INDEMNIFICATION: The Fund's officers, directors and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss thereunder to be remote.

NOTE 2--INVESTMENT ADVISORY CONTRACTS AND PAYMENTS TO INTERESTED PERSONS:

     The Fund retains Ruane, Cunniff & Goldfarb Inc., as its investment adviser. Ruane, Cunniff & Goldfarb Inc. (the "Investment Adviser") provides the Fund with investment advice, administrative services and facilities.

     Under the terms of the Advisory Agreement, the Investment Adviser receives a management fee equal to 1% per annum of the Fund's average daily net asset values. This percentage will not increase or decrease in relation to increases or decreases in the net asset value of the Fund. Under the Advisory Agreement, the Investment Adviser is obligated to reimburse the Fund for the amount, if any, by which the operating expenses of the Fund (including the investment advisory fee) in any year exceed the sum of 1 1/2% of the average daily net asset values of the Fund during such year up to a maximum of $30,000,000, plus 1% of the average daily net asset values in excess of $30,000,000. The expenses incurred by the Fund exceeded the percentage limitation during the six months ended June 30, 2007 and the Investment Adviser reimbursed the Fund $487,000. Such reimbursement is not subject to recoupment by the Investment Adviser.

     For the six months ended June 30, 2007, there were no amounts accrued or paid to interested persons, including officers and directors, other than advisory fees of $18,026,150 to Ruane, Cunniff & Goldfarb Inc. and brokerage commissions of $484,524 to Ruane, Cunniff & Goldfarb LLC, the Fund's distributor. Certain officers of the Fund are also officers of the Investment Adviser and the Fund's distributor. Ruane, Cunniff & Goldfarb LLC received no compensation from the Fund on the sale of the Fund's capital shares during the six months ended June 30, 2007.

NOTE 3--PORTFOLIO TRANSACTIONS:

     The aggregate cost of purchases and the proceeds from the sales of securities, excluding U.S. government obligations, for the six months ended June 30, 2007 were $37,443,491 and $392,873,872, respectively. Included in proceeds of sales is $32,431,972 representing the value of securities disposed of in payment of redemptions in-kind, resulting in realized gains of $28,698,922.

     At June 30, 2007 the aggregate gross tax basis unrealized appreciation and depreciation of securities were $1,937,700,649 and $2,337,723, respectively.

NOTE 4--CAPITAL STOCK:

     At June 30, 2007 there were 100,000,000 shares of $.10 par value capital stock authorized. Transactions in capital stock for the six months ended June 30, 2007 and the year ended December 31, 2006 were as follows:

                                                                2007                      2006
                                                    ------------------------   ------------------------
                                                      SHARES       AMOUNT        SHARES       AMOUNT
                                                    ---------   ------------   ---------   ------------
Shares sold                                           269,533   $ 42,214,104     561,045   $ 88,910,655
Shares issued to stockholders on reinvestment of:
   Net investment income                                   --             --          --             --
   Net realized gains on Investments                  639,342     99,379,342   1,776,306    270,251,108
                                                    ---------   ------------   ---------   ------------
                                                      908,875    141,593,446   2,337,351    359,161,763
Shares repurchased                                  1,024,987    160,620,713   1,756,309    277,669,701
                                                    ---------   ------------   ---------   ------------
Net increase/(decrease)                              (116,112)  $(19,027,267)    581,042   $ 81,492,062
                                                    =========   ============   =========   ============

NOTE 5--FEDERAL INCOME TAXES:

     Distributions to shareholders are determined in accordance with federal tax regulations and may differ from those determined for financial statement purposes. To the extent these differences are permanent such amounts are reclassified within the capital accounts based on federal tax regulations. During the six months ended June 30, 2007 permanent differences due to a net investment loss not deductible for tax purposes and realized gains on redemptions in kind not recognized for tax purposes resulted in a net decrease in net accumulated investment loss of $4,975,439 and undistributed net realized gains of $28,698,922 with a corresponding increase in paid in surplus of $23,723,483. These reclassifications had no effect on net assets.

     The tax character of distributions paid during the six months ended June 30, 2007 and the year ended December 31, 2006 was as follows:

                                                         2007            2006
                                                     ------------   ------------
Distributions paid from:
Ordinary income                                      $         --   $         --
Long-term capital gains                               126,266,574    340,945,549
                                                     ------------   ------------
   Total distributions                               $126,266,574   $340,945,549
                                                     ============   ============

     As of June 30, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term gain                                      $  264,141,773
Unrealized appreciation                                            1,935,362,926
                                                                  --------------
                                                                  $2,199,504,699
                                                                  ==============

     In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns and requires certain expanded tax disclosures. Management has applied the Interpretation to the Fund during the period ended June 30, 2007. As a result of the application of the Interpretation, there was no material impact on the financial statements.

NOTE 6--DIRECTORS FEES AND EXPENSES:

     Directors who are not deemed "interested persons" receive fees of $6,000 per quarter and $2,500 for each meeting attended, and are reimbursed for travel and other out-of-pocket disbursements incurred in connection with attending directors meetings. The total of such fees and expenses paid by the Fund to these directors for the six months ended June 30, 2007 was $115,575.

NOTE 7--INTERIM FINANCIAL STATEMENTS:

     The interim financial statements have not been examined by the Fund's independent registered public accounting firm and accordingly they do not express an opinion thereon.

NOTE 8--NEW ACCOUNTING PRONOUNCEMENT:

     In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has not yet determined the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

NOTE 9--FINANCIAL HIGHLIGHTS:

                                              SIX MONTHS
                                                 ENDED                  YEAR ENDED DECEMBER 31,
                                                JUNE 30,   ----------------------------------------------------
                                                  2007       2006       2005       2004       2003       2002
                                              ----------   --------   --------   --------   --------   --------
Per Share Operating Performance (for a
   share outstanding throughout the period)
Net asset value, beginning of period           $ 152.75    $ 155.45   $ 154.27   $ 147.61   $ 126.63   $ 130.24
                                               --------    --------   --------   --------   --------   --------
Income from investment operations:
Net investment (loss)                             (0.21)      (0.70)     (0.75)     (0.58)     (0.62)     (0.41)
Net realized and unrealized gains
   (losses) on investments                         9.08       13.60      12.57       7.45      22.21      (3.03)
                                               --------    --------   --------   --------   --------   --------
      Total from investment operations             8.87       12.90      11.82       6.87      21.59      (3.44)
Less distributions:
Dividends from net investment income              (0.00)      (0.00)     (0.00)     (0.00)     (0.00)     (0.01)
Distributions from net realized gains             (5.50)     (15.60)    (10.64)     (0.21)     (0.61)     (0.16)
                                               --------    --------   --------   --------   --------   --------
      Total distributions                         (5.50)     (15.60)    (10.64)     (0.21)     (0.61)     (0.17)
                                               --------    --------   --------   --------   --------   --------
Net asset value, end of period                 $ 156.12    $ 152.75   $ 155.45   $ 154.27   $ 147.61   $ 126.63
                                               ========    ========   ========   ========   ========   ========
Total Return                                       5.82%+      8.34%      7.78%      4.66%     17.12%    -2.64%
Ratios/Supplemental data
Net assets, end of period (in millions)        $3,661.2    $3,599.8   $3,573.3   $3,772.4   $3,973.6   $3,905.1
Ratio to average net assets:
   Expenses                                         1.0%*       1.0%       1.0%       1.0%       1.0%       1.0%
   Net investment income                           -0.3%*      -0.5%      -0.5%      -0.4%      -0.5%      -0.3%
Portfolio turnover rate                               1%+        14%         8%         6%         3%         8%

----------
+    Not annualized

*    Annualized

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     PricewaterhouseCoopers LLP ("PwC") was previously the Fund's independent registered public accounting firm. On June 11, 2007, PwC's appointment as independent registered public accounting firm was terminated and Briggs, Bunting & Dougherty, LLP ("BBD") was engaged as independent registered public accounting firm. The decision to change independent registered public accounting firms was approved by the Fund's audit committee and Board of Directors.

     PwC's reports on the Fund's financial statements for the Fund's two most recently completed fiscal years ended December 31, 2006 and December 31, 2005 did not contain any adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund's two most recently completed fiscal years ended December 31, 2006 and December 31, 2005 and through June 11, 2007, there were no disagreements between the Fund and PwC on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its reports. During the two years ended December 31, 2006 and 2005 and through June 11, 2007, there were no "reportable events" within the meaning of Item 304, paragraph (a)(1)(v), of Regulation S-K under the Securities Exchange Act of 1934.

                                OTHER INFORMATION

     The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's web site at http://www.sec.gov. The Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For information regarding the operation of the SEC's Public Reference Room, call 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent quarterly, semiannual or annual report on Sequoia Fund's web site at http://www.sequoiafund.com/fund_reports.htm.

     You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Visit Sequoia Fund's web site at www.sequoiafund.com and use the "Shareholder Information" link to obtain all proxy information. This information may also be obtained from the Securities and Exchange Commission's web site at www.sec.gov or by calling DST Systems, Inc. at (800) 686-6884.

                       SEQUOIA FUND, INC.
                       767 FIFTH AVENUE, SUITE 4701
                       NEW YORK, NEW YORK 10153-4798
                       (800) 686-6884
                       WEBSITE: www.sequoiafund.com

                       DIRECTORS
                          Richard T. Cunniff
                          Robert D. Goldfarb
                          David M. Poppe
                          Vinod Ahooja
                          Roger Lowenstein
                          Francis P. Matthews
                          C. William Neuhauser
                          Sharon Osberg
                          Robert L. Swiggett, Chairman of the Board

                       OFFICERS
                          Richard T. Cunniff     -- VICE CHAIRMAN
                          Robert D. Goldfarb     -- PRESIDENT
                          David M. Poppe         -- EXECUTIVE VICE PRESIDENT
                          Joseph Quinones, Jr.   -- VICE PRESIDENT, SECRETARY,
                                                    TREASURER & CHIEF COMPLIANCE
                                                    OFFICER
                          Michael Valenti        -- Assistant Secretary

                       INVESTMENT ADVISER
                          Ruane, Cunniff & Goldfarb Inc.
                          767 Fifth Avenue, Suite 4701
                          New York, New York 10153-4798

                       DISTRIBUTOR
                          Ruane, Cunniff & Goldfarb LLC
                          767 Fifth Avenue, Suite 4701
                          New York, New York 10153-4798

                       CUSTODIAN
                          The Bank of New York
                          MF Custody Administration Department
                          One Wall Street, 25th Floor
                          New York, New York 10286

                       REGISTRAR AND SHAREHOLDER SERVICING AGENT
                          DST Systems, Inc.
                          P.O. Box 219477
                          Kansas City, Missouri 64121

                       LEGAL COUNSEL
                          Seward & Kissel LLP
                          One Battery Park Plaza
                          New York, New York 10004

              This report has been prepared for the information of
                       shareholders of Sequoia Fund, Inc.
ITEM 2.  CODE OF ETHICS.

Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

THE SCHEDULE OF INVESTMENTS IS INCLUDED IN ITEM 1, REPORTS TO STOCKHOLDERS

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that as of a date within 90 days of the filing of this report there were no significant deficiencies in the design or operation of the disclosure controls and procedures of the registrant which would have adversely affected the ability of the registrant to record, process, summarize and report the subject matter contained in this report.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12.  EXHIBITS.

(a)(1) Not applicable.

(a)(2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(a)(3) Not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act, is attached.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEQUOIA FUND, INC.

By:     /s/ Robert D. Goldfarb
        ------------------------------
        Robert D. Goldfarb
        President and Principal Executive Officer

Date:  August 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Robert D. Goldfarb
        ------------------------------
        Robert D. Goldfarb
        President and Principal Executive Officer

Date:  August 28, 2007

By:     /s/ Joseph Quinones, Jr.
        ---------------------------
        Joseph Quinones, Jr.
        Vice President, Secretary, Treasurer

Date:  August 28, 2007